Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues	$ 15,417	$ 47,983
Cost of revenues
Gross profit	15,417	47,983
Operating expenses:
General and administrative	2,597,881	4,573,673
Sales and marketing	96,125	710,595
Research and development	616,746	1,689,455
Total operating expenses	3,310,752	6,973,723
Operating loss	(3,295,335)	(6,925,740)
Other (expenses) income:
Loss on disposal of asset		(44,332)
Paycheck Protection Program Forgiveness Income	192,052
Interest expense	(1,000)
Total other income (expense), net	191,052	(44,332)
Net loss	$ (3,104,283)	$ (6,970,072)
Net loss per common share - Basic and diluted:	$ (0.05)	$ (0.18)
Weighted average common shares outstanding - Basic and diluted	54,864,945	39,495,185